Cover	Jul. 15, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of GrabAGun Digital Holdings Inc., a Texas corporation (the “Company”), filed on July 18, 2025 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report). The Company is filing this Amendment No. 1 in order to include: (a) the unaudited condensed financial statements of Colombier Acquisition Corp. II (now known as GAG Surviving Corporation, Inc. following a subsidiary merger in connection with the Business Combination) (“Colombier”), as of June 30, 2025 and for the three and six months ended June 30, 2025 and 2024 as Exhibit 99.1; (b) Management’s Discussion and Analysis of Financial Condition and Results of Operations of Colombier for the three and six months ended June 30, 2025 and 2024 as Exhibit 99.2; (c) the unaudited financial statements of Metroplex Trading Company LLC doing business as GrabAGun.com (now known as GrabAGun LLC following a subsidiary merger in connection with the Business Combination) (“GrabAGun”), as of June 30, 2025 and for the three and six months ended June 30, 2025 and 2024 as Exhibit 99.3; (d) Management’s Discussion and Analysis of Financial Condition and Results of Operations of GrabAGun for the three and six months ended June 30, 2025 and 2024 as Exhibit 99.4; and (e) the unaudited pro forma condensed combined financial information of Colombier, GrabAGun and the Company as of and for the six months ended June 30, 2025 and the year ended December 31, 2024 as Exhibit 99.5. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report. Except to the extent that such information is inconsistent with the information contained in this Amendment No. 1, the information previously reported in or filed with the Original Report is hereby incorporated herein by reference. Capitalized terms used but not defined herein have the meanings assigned to them in the Original Report.
Document Period End Date	Jul. 15, 2025
Entity File Number	001-42748
Entity Registrant Name	GRABAGUN DIGITAL HOLDINGS INC.
Entity Central Index Key	0002051380
Entity Tax Identification Number	33-4289144
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	200 East Beltline Road
Entity Address, Address Line Two	Suite 403
Entity Address, City or Town	Coppell
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	972
Local Phone Number	552-7246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PEW
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	PEWW
Security Exchange Name	NYSE